PROPERTY AND EQUIPMENT, NET (Details Narrative)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 17,226	$ 2,208	$ 16,664	$ 30,285